Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2025
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Interest expense	26,073	31,437	52,064	60,931
Less: Interest capitalized	(3,128)	(1,802)	(5,672)	(3,245)
Interest expense, net	22,945	29,635	46,392	57,686
Bunker and other commodities swaps, cash settlements	56	(521)	(73)	(1,119)
Amortization of deferred finance costs	749	1,055	1,586	1,872
Bank charges	47	59	75	60
Amortization of deferred gain on termination of financial instruments	(225)	(882)	(733)	(2,094)
Change in fair value of non-hedging financial instruments	1,406	707	1,733	(1,207)
Net total	24,978	30,053	48,980	55,198